Statutory Reserves And Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
14.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. WXBJ was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. As of December 31, 2020 and 2021, the Company had appointed RMB18,352 and RMB31,775 (US$ 4,986), respectively in its statutory reserves.

Foreign exchange and other regulations in the PRC may further restrict the Company’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital, additional paid-in capital and statutory reserves of the Company’s PRC Subsidiaries and the equity of VIE, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2020 and 2021, restricted net assets of the Company’s PRC subsidiaries and VIE were RMB196,090 and RMB 240,092 (US$ 37,676).